Consulting Shares - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 04, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 06, 2015
Related Party Transaction [Line Items]
Common stock, shares issued			39,833,023	29,279,522
Common stock par value of issued shares			$ 0.001	$ 0.001
Stock based compensation expense			$ 1,164,633	$ 571,382
Common stock, value			39,833	$ 29,280
Aquilo Partners [Member]
Related Party Transaction [Line Items]
Common stock, shares issued	27,272
Common stock par value of issued shares	$ 2.75
Letter of agreement retainer fee	$ 100,000
Common stock, value	$ 100,000
Del Mar Consulting Group And Alex Partners [Member]
Related Party Transaction [Line Items]
Stock based compensation expense			$ 400,000
Trout Capital L L C [Member]
Related Party Transaction [Line Items]
Common stock, shares issued			68,493
Common stock par value of issued shares			$ 2.19
Common stock, value			$ 200,000
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Common stock, shares issued					150,000
Common stock par value of issued shares					$ 0.01
Agreement termination notice period			180 days
Termination agreement percentage of shares returned			40.00%
Estimated fair value of non-cancellable shares, Shares		90,000
Estimated fair value of non-cancellable shares, Value		$ 300,000
Estimated fair value cancellable shares, Shares		60,000
Consulting Agreement [Member] | Non Cancellable Shares [Member]
Related Party Transaction [Line Items]
Share price		$ 3.16